Securities OTTI Roll-Forward (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 1,207	$ 1,093	$ 1,787
Reduction for securities transferred to trading during period	0	0	(1,186)
Amounts related to credit losses for which OTTI losses were not previously recognized	0	148	0
Additional credit losses for which OTTI losses were previously recognized	123	0	492
Reduction for permanent loss in value of securities during period	(1,071)	0	0
Reduction for securities sold during the period (realized)	0	(34)	0
Balance at end of period	$ 259	$ 1,207	$ 1,093